Stock-Based Compensation (Tables) - EQRx, INC. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock-Based Compensation (Tables) [Line Items]
Schedule of stock-based compensation expense
	Six Months Ended June 30,
	2021	2020
Research and development	$541	$8
General and administrative	1,259	62
Total stock-based compensation	$1,800	$70

	Year Ended December31, 2020	For the Period From August 26, 2019 (Inception) Through December 31, 2019
Research and development	$99	$—
General and administrative	247	—
Total stock-based compensation	$346	$—

Schedule of stock option activity for employee and nonemployee awards
	Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	9,229,963	$0.54	9.71	$7,726
Granted	20,949,000	1.68
Exercised	—	—
Forfeited/cancelled	(650,000)	0.88
Outstanding at June 30, 2021	29,528,963	$1.34	9.62	$69,007
Vested at June 30, 2021	1,086,017	$0.71	9.27	$3,221
Vested and expected to vest at June 30, 2021	29,153,963	$1.34	9.62	$68,145

	Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2019	—	$—	—	$—
Granted	9,329,963	0.54
Forfeited	(100,000)	0.27
Outstanding at December 31, 2020	9,229,963	$0.54	9.71	$7,726
Vested at December 31, 2020	166,145	$0.35	9.51	$172
Vested and expected to vest at December 31, 2020	9,229,963	$0.54	9.71	$7,726

Schedule of weighted-average assumption
	Six Months Ended June 30,
	2021	2020
Risk-free interest rate	0.91%	0.43%
Volatility	65%	67%
Dividend yield	0.00%	0.00%
Expected term (years)	6.0	5.9

Year Ended December 31, 2020
Risk-free interest rate	0.42%
Volatility	66%
Dividend yield	0.00%
Expected term (years)	6.02

Schedule of restricted stock activity
	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested restricted common stock at December 31, 2020	41,375,794	$0.01
Granted	3,750,000	1.29
Forfeited	(645,834)	0.00
Vested	(7,042,184)	0.01
Unvested restricted common stock at June 30, 2021	37,437,776	0.10

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested restricted common stock at December 31, 2019	35,857,500	$—
Granted	6,187,037	0.04
Forfeited	(750,000)	—
Effect of modification to vesting terms	19,250,000	—
Vested	(19,168,743)	—
Unvested restricted common stock at December 31, 2020	41,375,794	0.01